SEGMENTED INFORMATION	9 Months Ended
Aug. 31, 2022
Segmented Information
SEGMENTED INFORMATION

26.	SEGMENTED INFORMATION

During the nine months ended August 31, 2022, the Company had nine offices:

•	a head office in Vancouver, British Columbia (Canada),
•	a satellite office in Toronto, Ontario (Canada),
•	IndieFlix’s office in Seattle, Washington (USA),
•	iGEMS’ office in Los Angeles, California (USA),
•	DCU’s office in Culver City, California (USA),
•	DCU’s office in Prague (Czech Republic)
•	DCU’s office in London (England)
•	DCU’s office in Boksburg (South Africa)
•	DCU’s office in Gzira (Malta)

During the nine months ended August 31, 2021, the Company had two offices: a head office in Vancouver, British Columbia (Canada), a satellite office in Toronto, Ontario (Canada).

In evaluating performance, management does not distinguish or group its sales and cost of sales on a geographic basis. As at August 31, 2021, the Company determined it had two reportable operating segments: the investment in film and television entertainment and the investment in video games. Due to Company impairing the video game segment assets and ceasing to operate that segment at November 30, 2021, the Company determined the investment in film and television entertainment segment was its only reportable segment at August 31, 2022.

Revenue derived in the Company’s film and television entertainment segment, and previously held video games segment, is earned from a large number of customers located throughout the world but mostly located in North America, representing approximately 78% of sales, and Europe, representing approximately 16% of sales. During the nine months ended August 31, 2022, two customers accounted for 25% (August 31, 2021 – no customer accounted for more than 5%) of the Company’s sales.

Below summarizes the Company’s reportable operating segments for nine months ended August 31, 2021.

	Film	Video Games	Total
	$	$	$
Segment Information
Revenue	9,910	5,710	15,620
Cost of sales	(89,409)	(231,060)	(320,469)
Operating expenses	(195,017)	(126,964)	(321,981)
Segment profit (loss)	(274,516)	(352,314)	(626,830)

Corporate expenses:
Operating expenses			(3,937,867)
Other income (expenses)			455,987
Comprehensive loss for the period			(4,108,710)

Capital expenditures	-	-	-